Discontinued Operations/non-current Assets Held for Sale - Summary of Income Statement Impacts from The Sofora-telecom Argentina Group and its Sale (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income statement effects from Discontinued operations/Non-current assets held for sale:
Revenues			€ (23)
Gains (losses) on disposals of non-current assets	€ (1)	€ 11	14
Income statement effects on the selling entities:
Profit (loss) from Discontinued operations/Non-current assets held for sale			47
Attributable to:
Non-controlling interests			50
Sofora-Telecom Argentina [member]
Income statement effects from Discontinued operations/Non-current assets held for sale:
Revenues			504
Operating expenses			(372)
Gains (losses) on disposals of non-current assets	0	0	0
Goodwill and other non-current assets net impairment losses	0	0	0
Operating profit (loss)			133
Finance income (expenses)			(42)
Profit (loss) before tax from Discontinued operations/Non-current assets held for sale			91
Income tax expense			(32)
Profit (loss) after tax from Discontinued operations/Non-current assets held for sale			59
Other minor income statement effects:
Other income/(expenses) connected to sales in previous years	0	0	0
Other minor entries	0	0	0
Other Minor Income Statement Effects	€ 0	€ 0	0
Profit (loss) from Discontinued operations/Non-current assets held for sale			59
Income statement effects on the selling entities:
Net gains on disposal			307
Transfer to the separate consolidated dated income statement of the Reserve for exchange differences on translating foreign operations			(304)
Income tax expense relating to the disposal			(15)
Income statement effects on selling entities			(12)
Profit (loss) from Discontinued operations/Non-current assets held for sale			47
Attributable to:
Owners of the Parent			(3)
Non-controlling interests			€ 50